Note 6 - Exploration and Evaluation Assets - Exploration Expenditures (Details) - CAD ($) $ in Thousands	12 Months Ended		159 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2022
Statement Line Items [Line Items]
Exploration expenses	$ 3,115	$ 2,413	$ 22,675
La Mina project [member]
Statement Line Items [Line Items]
Exploration expenses	1,462	386	2,687
Whistler Gold-copper project [member]
Statement Line Items [Line Items]
Exploration expenses	704	705	3,590
São Jorge gold project [member]
Statement Line Items [Line Items]
Exploration expenses	272	151	1,418
Titiribi Gold-Copper project [member]
Statement Line Items [Line Items]
Exploration expenses	267	279	2,103
Yellowknife Gold project [member]
Statement Line Items [Line Items]
Exploration expenses	124	337	1,269
Crucero project [member]
Statement Line Items [Line Items]
Exploration expenses	123	137	435
Almaden gold project [member]
Statement Line Items [Line Items]
Exploration expenses	53	114	312
Yarumalito gold project [member]
Statement Line Items [Line Items]
Exploration expenses	52	31	166
Cachoeira Gold project [member]
Statement Line Items [Line Items]
Exploration expenses	27	270	6,768
Surubim gold project [member]
Statement Line Items [Line Items]
Exploration expenses	0	0	210
Other project [member]
Statement Line Items [Line Items]
Exploration expenses	$ 31	$ 3	$ 3,717